Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents (note 6)	$ 48,644	$ 76,888
Accounts receivable	1,248	732
Prepaid expenses and other assets	628	1,000
	50,520	78,620
Property and equipment (note 7)	1,967	2,069
Intangible assets (note 8)	1,548	1,635
	54,035	82,324
Current liabilities:
Accounts payable and accrued liabilities (note 9)	3,188	5,705
Current portion of deferred leasehold inducement (note 10)	116	216
	3,304	5,921
Deferred leasehold inducement (note 10)	445	486
Long-term debt (note 11)	25,000	25,000
	28,749	31,407
Stockholders’ equity:
Common stock (note 12) Authorized - unlimited number with no par value Issued and outstanding – 61,129,091 (2010 – 61,052,362)	262,097	261,554
Additional paid-in capital	32,208	30,462
Deficit	(287,204)	(259,284)
Accumulated other comprehensive income	18,185	18,185
	25,286	50,917
	$ 54,035	$ 82,324